Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024		Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		$ 6,611		$ 5,487
Provision for credit losses		4,062	[1]	3,431
Net write-offs		(3,523)		(2,452)
Other, including foreign currency adjustment		(427)		145
Provision for credit losses
Balance at end of year		6,723		6,611
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		6,372	[2]	5,348
Provision for credit losses
Balance at end of year		6,536	[3]	6,372	[2]
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[4]	90		31
Provision for credit losses
Balance at end of year	[4]	1		90
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[5]	149		108
Provision for credit losses
Balance at end of year	[5]	186		149
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,084	[6]	899
Provision for credit losses		257	[1]	212
Net write-offs		(76)		(66)
Other, including foreign currency adjustment		(57)		39
Provision for credit losses
Remeasurement	[7]	266		202
Newly originated or purchased financial assets		41		35
Derecognition of financial assets and maturities		(31)		(25)
Changes in models and methodologies	[8]	(19)
Gross write-offs		(100)		(97)
Recoveries		24		31
Foreign exchange and other movements	[9]	(57)		39
Balance at end of year	[6]	1,208		1,084
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,084
Provision for credit losses
Balance at end of year		1,208		1,084
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,414	[6]	2,137
Provision for credit losses		1,893	[1]	1,377
Net write-offs		(1,857)		(1,180)
Other, including foreign currency adjustment		(131)		80
Provision for credit losses
Remeasurement	[7]	1,787		1,264
Newly originated or purchased financial assets		365		376
Derecognition of financial assets and maturities		(287)		(263)
Changes in models and methodologies	[8]	28
Gross write-offs		(2,145)		(1,417)
Recoveries		288		237
Foreign exchange and other movements	[9]	(131)		80
Balance at end of year	[6]	2,319		2,414
Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,414
Provision for credit losses
Balance at end of year		2,319		2,414
Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,237	[6]	1,083
Provision for credit losses		1,122	[1]	1,017
Net write-offs		(1,166)		(916)
Other, including foreign currency adjustment		(33)		53
Provision for credit losses
Remeasurement	[7]	1,117		967
Newly originated or purchased financial assets		136		188
Derecognition of financial assets and maturities		(114)		(138)
Changes in models and methodologies	[8]	(17)
Gross write-offs		(1,356)		(1,113)
Recoveries		190		197
Foreign exchange and other movements	[9]	(33)		53
Balance at end of year	[6]	1,160		1,237
Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,237
Provision for credit losses
Balance at end of year		1,160		1,237
Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		4,735	[6]	4,119
Provision for credit losses
Remeasurement	[7]	3,170		2,433
Newly originated or purchased financial assets		542		599
Derecognition of financial assets and maturities		(432)		(426)
Changes in models and methodologies	[8]	(8)
Gross write-offs		(3,601)		(2,627)
Recoveries		502		465
Foreign exchange and other movements	[9]	(221)		172
Balance at end of year	[6]	4,687		4,735
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,876		1,368
Provision for credit losses		790	[1]	825
Net write-offs		(424)		(290)
Other, including foreign currency adjustment		(206)		(27)
Provision for credit losses
Remeasurement	[7]	700		767
Newly originated or purchased financial assets		936		467
Derecognition of financial assets and maturities		(995)		(472)
Changes in models and methodologies	[8]	237
Gross write-offs		(484)		(355)
Recoveries		60		65
Foreign exchange and other movements		(205)		(23)
Balance at end of period including off-balance sheet exposures	[6]	2,035		1,786
Less: Allowance for credits losses on off-balance sheet exposures	[5],[6]	(186)		(149)
Balance at end of year		2,036		1,876
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,786		1,337
Provision for credit losses
Balance at end of year				1,786
Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[6]	1,637
Provision for credit losses
Balance at end of year	[6]	1,849		1,637
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,637
Provision for credit losses
Balance at end of year		1,849		1,637
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[2]	1,861
Provision for credit losses
Balance at end of year		1,583	[3]	1,861	[2]
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		265	[6]	197
Provision for credit losses
Remeasurement	[7]	(271)		(125)
Newly originated or purchased financial assets		41		35
Derecognition of financial assets and maturities		(9)		(9)
Changes in models and methodologies	[8]	(22)
Transfer to (from)stage 1		215		183
Transfer to (from)stage 2		(40)		(35)
Foreign exchange and other movements	[9]	(14)		19
Balance at end of year	[6]	165		265
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		265
Provision for credit losses
Balance at end of year		165		265
Stage 1 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		647	[6]	665
Provision for credit losses
Remeasurement	[7]	(686)		(727)
Newly originated or purchased financial assets		365		376
Derecognition of financial assets and maturities		(97)		(91)
Changes in models and methodologies	[8]	(68)
Transfer to (from)stage 1		658		618
Transfer to (from)stage 2		(231)		(212)
Transfer to (from)stage 3		(13)		(10)
Foreign exchange and other movements	[9]	(31)		28
Balance at end of year	[6]	544		647
Stage 1 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		647
Provision for credit losses
Balance at end of year		544		647
Stage 1 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		414	[6]	436
Provision for credit losses
Remeasurement	[7]	(361)		(300)
Newly originated or purchased financial assets		136		188
Derecognition of financial assets and maturities		(53)		(65)
Changes in models and methodologies	[8]	(38)
Transfer to (from)stage 1		335		273
Transfer to (from)stage 2		(135)		(140)
Foreign exchange and other movements	[9]	(10)		22
Balance at end of year	[6]	288		414
Stage 1 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		414
Provision for credit losses
Balance at end of year		288		414
Stage 1 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,326	[6]	1,298
Provision for credit losses
Remeasurement	[7]	(1,318)		(1,152)
Newly originated or purchased financial assets		542		599
Derecognition of financial assets and maturities		(159)		(165)
Changes in models and methodologies	[8]	(128)
Transfer to (from)stage 1		1,208		1,074
Transfer to (from)stage 2		(406)		(387)
Transfer to (from)stage 3		(13)		(10)
Foreign exchange and other movements	[9]	(55)		69
Balance at end of year	[6]	997		1,326
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[7]	(210)		168
Newly originated or purchased financial assets		936		467
Derecognition of financial assets and maturities		(860)		(391)
Changes in models and methodologies	[8]	200
Transfer to (from)stage 1		154		108
Transfer to (from)stage 2		(110)		(52)
Foreign exchange and other movements		(6)		13
Balance at end of period including off-balance sheet exposures	[6]	739		635
Less: Allowance for credits losses on off-balance sheet exposures	[5],[6]	(153)		(100)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		635		322
Provision for credit losses
Balance at end of year				635
Stage 1 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[6]	535
Provision for credit losses
Balance at end of year	[6]	586		535
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		535
Provision for credit losses
Balance at end of year		586		535
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[2]	2,630
Provision for credit losses
Balance at end of year		2,899	[3]	2,630	[2]
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		321	[6]	296
Provision for credit losses
Remeasurement	[7]	164		74
Derecognition of financial assets and maturities		(22)		(16)
Changes in models and methodologies	[8]	3
Transfer to (from)stage 1		(165)		(138)
Transfer to (from)stage 2		197		149
Transfer to (from)stage 3		(84)		(62)
Foreign exchange and other movements	[9]	(16)		18
Balance at end of year	[6]	398		321
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		321
Provision for credit losses
Balance at end of year		398		321
Stage 2 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,103	[6]	921
Provision for credit losses
Remeasurement	[7]	976		1,027
Derecognition of financial assets and maturities		(190)		(172)
Changes in models and methodologies	[8]	96
Transfer to (from)stage 1		(642)		(603)
Transfer to (from)stage 2		344		297
Transfer to (from)stage 3		(504)		(392)
Foreign exchange and other movements	[9]	(29)		25
Balance at end of year	[6]	1,154		1,103
Stage 2 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,103
Provision for credit losses
Balance at end of year		1,154		1,103
Stage 2 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		823	[6]	647
Provision for credit losses
Remeasurement	[7]	643		614
Derecognition of financial assets and maturities		(61)		(73)
Changes in models and methodologies	[8]	21
Transfer to (from)stage 1		(335)		(273)
Transfer to (from)stage 2		135		140
Transfer to (from)stage 3		(330)		(255)
Foreign exchange and other movements	[9]	(24)		23
Balance at end of year	[6]	872		823
Stage 2 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		823
Provision for credit losses
Balance at end of year		872		823
Stage 2 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,247	[6]	1,864
Provision for credit losses
Remeasurement	[7]	1,783		1,715
Derecognition of financial assets and maturities		(273)		(261)
Changes in models and methodologies	[8]	120
Transfer to (from)stage 1		(1,142)		(1,014)
Transfer to (from)stage 2		676		586
Transfer to (from)stage 3		(918)		(709)
Foreign exchange and other movements	[9]	(69)		66
Balance at end of year	[6]	2,424		2,247
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[7]	288		172
Derecognition of financial assets and maturities		(126)		(50)
Changes in models and methodologies	[8]	37
Transfer to (from)stage 1		(154)		(108)
Transfer to (from)stage 2		114		63
Transfer to (from)stage 3		(21)		(8)
Foreign exchange and other movements		(33)		14
Balance at end of period including off-balance sheet exposures	[6]	508		403
Less: Allowance for credits losses on off-balance sheet exposures	[5],[6]	(33)		(20)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		403		320
Provision for credit losses
Balance at end of year				403
Stage 2 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[6]	383
Provision for credit losses
Balance at end of year	[6]	475		383
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		383
Provision for credit losses
Balance at end of year		475		383
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[2]	1,881
Provision for credit losses
Balance at end of year		2,054	[3]	1,881	[2]
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		498	[6]	406
Provision for credit losses
Remeasurement	[7]	373		253
Transfer to (from)stage 1		(50)		(45)
Transfer to (from)stage 2		(157)		(114)
Transfer to (from)stage 3		84		62
Gross write-offs		(100)		(97)
Recoveries		24		31
Foreign exchange and other movements	[9]	(27)		2
Balance at end of year	[6]	645		498
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		498
Provision for credit losses
Balance at end of year		645		498
Stage 3 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		664	[6]	551
Provision for credit losses
Remeasurement	[7]	1,497		964
Transfer to (from)stage 1		(16)		(15)
Transfer to (from)stage 2		(113)		(85)
Transfer to (from)stage 3		517		402
Gross write-offs		(2,145)		(1,417)
Recoveries		288		237
Foreign exchange and other movements	[9]	(71)		27
Balance at end of year	[6]	621		664
Stage 3 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		664
Provision for credit losses
Balance at end of year		621		664
Stage 3 [member] | Credit cards [member]
Provision for credit losses
Remeasurement	[7]	835		653
Transfer to (from)stage 3		330		255
Gross write-offs		(1,356)		(1,113)
Recoveries		190		197
Foreign exchange and other movements	[9]	1		8
Stage 3 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,162	[6]	957
Provision for credit losses
Remeasurement	[7]	2,705		1,870
Transfer to (from)stage 1		(66)		(60)
Transfer to (from)stage 2		(270)		(199)
Transfer to (from)stage 3		931		719
Gross write-offs		(3,601)		(2,627)
Recoveries		502		465
Foreign exchange and other movements	[9]	(97)		37
Balance at end of year	[6]	1,266		1,162
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[7]	622		427
Derecognition of financial assets and maturities		(9)		(31)
Transfer to (from)stage 2		(4)		(11)
Transfer to (from)stage 3		21		8
Gross write-offs		(484)		(355)
Recoveries		60		65
Foreign exchange and other movements		(166)		(50)
Balance at end of period including off-balance sheet exposures	[6]	788		748
Less: Allowance for credits losses on off-balance sheet exposures	[5],[6]			(29)
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		748		695
Provision for credit losses
Balance at end of year				748
Stage 3 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[6]	719
Provision for credit losses
Balance at end of year	[6]	788		719
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		719
Provision for credit losses
Balance at end of year		$ 788		$ 719

[1]	Excludes amounts associated with other assets and reversal of impairment losses of $(11). The provision for credit losses, net of these amounts, is $4,051.
[2]	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos which amounted to $257.
[3]	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos which amounted to $200.
[4]	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
[5]	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
[6]	Interest income on impaired loans for residential mortgages, personal loans, credit cards, and business and government loans totaled $443 (2023 – $378).
[7]	Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.
[8]	Comprises changes due to enhanced IFRS 9 models, including changes to reflect previously established expert credit judgment overlays that are now incorporated in the model.
[9]	Divestitures are included in the foreign exchange and other movements.